FINANCIAL RISK MANAGEMENT, Credit Risk, Cash and Financial Placement Maturities (Details) - ARS ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Maturities of financial assets [Abstract]
Cash and cash equivalents		$ 2,652,803	$ 1,555,089	$ 872,537	$ 789,420
Other financial assets		1,680,130	198,380
Receivables	[1],[2]	2,229,322	1,430,062
Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		1,993,355	724,725
Other financial assets		0	0
Receivables	[1],[2]	464	461
With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0	0
Other financial assets		0	0
Receivables	[1],[2]	165,735	304,386
With Specified Maturity Over Due [Member] | Until 12-31-2016 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		0
Receivables	[1],[2]	2,025
With Specified Maturity Over Due [Member] | From 01-01-17 to 03-31-17 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		0
Receivables	[1],[2]	137
With Specified Maturity Over Due [Member] | From 04-01-17 to 06-30-17 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		0
Receivables	[1],[2]	1,786
With Specified Maturity Over Due [Member] | From 07-01-17 to 09-30-17 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		0
Receivables	[1],[2]	12,690
With Specified Maturity Over Due [Member] | From 10-01-17 to 12-31-17 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		0
Receivables	[1],[2]	149,097
With Specified Maturity Over Due [Member] | Until 12-31-2015 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[1],[2]		37,023
With Specified Maturity Over Due [Member] | From 01-01-16 to 03-31-16 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[1],[2]		2,274
With Specified Maturity Over Due [Member] | From 04-01-16 to 06-30-16 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[1],[2]		8,224
With Specified Maturity Over Due [Member] | From 07-01-16 to 09-30-16 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[1],[2]		21,209
With Specified Maturity Over Due [Member] | From 10-01-16 to 12-31-16 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[1],[2]		235,656
With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		659,448	830,364
Other financial assets		1,680,130	198,380
Receivables	[1],[2]	2,063,123	1,125,215
With Specified Maturity Non-Due [Member] | From 01-01-18 to 03-31-18 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		659,448
Other financial assets		400,639
Receivables	[1],[2]	2,043,919
With Specified Maturity Non-Due [Member] | From 04-01-18 to 06-30-18 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		1,038,397
Receivables	[1],[2]	2,508
With Specified Maturity Non-Due [Member] | From 07-01-18 to 09-30-18 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		225,020
Receivables	[1],[2]	2,159
With Specified Maturity Non-Due [Member] | From 10-01-18 to 12-31-18 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		1,495
Receivables	[1],[2]	2,600
With Specified Maturity Non-Due [Member] | From 01-01-17 to 03-31-17 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			830,364
Other financial assets			13,877
Receivables	[1],[2]		1,102,024
With Specified Maturity Non-Due [Member] | From 04-01-17 to 06-30-17 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			13,877
Receivables	[1],[2]		5,704
With Specified Maturity Non-Due [Member] | From 07-01-17 to 09-30-17 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			13,877
Receivables	[1],[2]		1,546
With Specified Maturity Non-Due [Member] | From 10-01-17 to 12-31-17 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			13,877
Receivables	[1],[2]		1,501
With Specified Maturity Non-Due [Member] | During 2019 [member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		5,714
Receivables	[1],[2]	11,937
With Specified Maturity Non-Due [Member] | During 2020 [member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		3,355
Receivables	[1],[2]	0
With Specified Maturity Non-Due [Member] | During 2021 [member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		3,044
Receivables	[1],[2]	0
With Specified Maturity Non-Due [Member] | During 2022 [member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		1,911
Receivables	[1],[2]	0
With Specified Maturity Non-Due [Member] | From 2023 onwards [member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		555
Receivables	[1],[2]	0
With Specified Maturity Non-Due [Member] | During 2018 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			142,872
Receivables	[1],[2]		11,893
With Specified Maturity Non-Due [Member] | During 2019 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[1],[2]		2,547
With Specified Maturity Non-Due [Member] | During 2020 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[1],[2]		0
With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[1],[2]		0
With Specified Maturity Non-Due [Member] | From 2022 onwards [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[1],[2]		0
With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		659,448	830,364
Other financial assets		1,680,130	198,380
Receivables	[1],[2]	$ 2,228,858	$ 1,429,601

[1]	Includes trade receivables and other receivables.
[2]	The total amount of the receivables without specified maturity is recorded in Non-current assets.